INCOME TAXES EXPENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax:
PRC income tax	$ 726,206	$ 1,140,923	$ 1,796,731